FAIR VALUE MEASUREMENTS (Details) - EBP 401 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	$ 581,435,974	$ 650,028,697
Gildan common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	9,342,330	14,149,314
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	26,758,057	34,063,048
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	246,183	361,188
Investment in collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	545,089,404	601,455,147
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	581,435,974	650,028,697
Total | Gildan common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	9,342,330	14,149,314
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	26,758,057	34,063,048
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	246,183	361,188
Total | Investment in collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	545,089,404	601,455,147
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	36,346,570	48,573,550
Level 1 | Gildan common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	9,342,330	14,149,314
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	26,758,057	34,063,048
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	246,183	361,188
Level 1 | Investment in collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 2 | Gildan common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 2 | Investment in collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 3 | Gildan common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	0	0
Level 3 | Investment in collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	$ 0	$ 0